Summary of Significant Accounting Policies - Summary of Goodwill (Detail) - AxoBio Acquisition [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill [Line Items]
AxoBio Acquisition	$ 19,188,278
Goodwill, Ending Balance	$ 19,188,278